DISCONTINUED OPERATIONS - Schedule of net cash flows incurred by the discontinued operations (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of analysis of single amount of discontinued operations [abstract]
Operational activities	R$ (5,992,000)	R$ 1,185,485	R$ 1,260,662
Investment activities	12,287,226	(336,953)	(493,208)
Financing activities	(584,118)	(1,123,031)	R$ (212,108)
Net cash generated (consumed)	R$ 5,711,108	R$ (274,499)